SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
Number of shares upon exercise
Outstanding at beginning of year | shares	60,000
Granted | shares	0
Forfeited | shares	(20,000)
Exercised | shares	(40,000)
Outstanding at end of year | shares	0
Exercisable at end of year | shares	0
Vested and expected to vest | shares	0
Weighted average exercise price
Outstanding at beginning of year | $ / shares	$ 5.94
Granted | $ / shares	0
Forfeited | $ / shares	5.94
Exercised | $ / shares	5.94
Outstanding at end of year | $ / shares	0
Exercisable at end of year | $ / shares	0
Vested and expected to vest | $ / shares	$ 0